Initial Public Offering - Summary of Ordinary Share Reflected on the Balance Sheet (Details) - USD ($)		12 Months Ended
	Feb. 13, 2020	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Gross proceeds from IPO	$ 276,000,000	$ 276,000,000	$ 276,000,000
Proceeds allocated to Public Warrants		23,303,840	(7,813,200)
Ordinary share issuance costs			$ (5,998,175)
IPO [Member]
Temporary Equity [Line Items]
Gross proceeds from IPO		276,000,000
Proceeds allocated to Public Warrants		(18,354,000)
Ordinary share issuance costs		(14,661,607)
Accretion of carrying value to redemption value		33,015,607
Class A ordinary share subject to possible redemption		$ 276,000,000